Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Dates
31-Dec-2024
Actual/360 Days
30
30/360 Days
30
15-Jan-2025
15-Jan-2025
Collection Period No.
24
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2024
13-Jan-2025
14-Jan-2025
15-Jan-2025
16-Dec-2024
15-Dec-2024
Summary
Beginning
Balance
0.00
0.00
535,797,537.45
118,600,000.00
Principal
Payment
0.00
0.00
39,124,054.95
0.00
Ending
Balance
0.00
0.00
496,673,482.50
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
59.504266
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.000000
0.755397
1.000000
654,397,537.45
615,273,482.50
39,124,054.95
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
702,323,244.94
67,917,839.68
770,241,084.62
47,925,707.49
663,199,189.99
64,007,192.85
727,206,382.84
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest
Payment
0.00
0.00
2,013,705.74
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
3.062670
3.591667
Interest & Principal
Payment
0.00
0.00
41,137,760.69
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
62.566936
3.591667
$41,563,732.36
T
otal
$2,439,677.41

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
45,670,873.46
0.00
45,670,873.46
40,460,812.40
3,298,921.44
747,394.90
974,151.45
34,373.57
0.00
155,219.70
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
641,867.57
0.00
0.00
2,439,677.41
0.00
0.00
39,124,054.95
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
45,670,873.46
3,465,273.53
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
641,867.57
0.00
0.00
0.00
641,867.57
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
2,439,677.41
0.00
0.00
2,013,705.74
425,971.67
0.00
0.00
0.00
0.00
0.00
2,439,677.41
0.00
0.00
2,013,705.74
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,439,677.41
2,439,677.41
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
39,124,054.95
0.00
0.00
0.00
39,124,054.95
Aggregate Principal Distributabl
e
Amount
39,124,054.95
39,124,054.95
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,812.09
138,407.61
0.00
16,812.09
16,812.09
0.00
155,219.70
4,792,570.75
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Pool Statistics
Pool Data
5.12%
32.86
36.84
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
770,241,084.62
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
727,206,382.84
30,258
31,172
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
25,579,813.86
14,880,998.54
34,022.86
2,539,866.52
Pool Factor
34.34%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
30,258
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
97.75%
1.55%
0.47%
0.23%
100.00%
710,845,028.59
11,258,598.59
3,436,407.47
1,666,348.19
727,206,382.84
29,838
299
79
42
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.702%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,612.12
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.162%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
28,023,754.88
851,982.61
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
73
1,795
Losses
(1)
Amount
2,539,866.52
738,398.27
949,485.64
Number of Receivables
Number of Receivables
Amount
69,673,237.57
24,072,626.20
17,576,856.49
Current
Cumulative
1.323%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.365%
Prior Collection Period
1.239 % Second Prior
Collection
Period
1.551
%
Third
Prior
Collection
Period
0.492%